INVESTORS
                                LIFE INSURANCE COMPANY
                                   OF NORTH AMERICA
                            (Herein called Investors Life)


                                  SEPARATE ACCOUNT I
                                 FINANCIAL STATEMENTS
                                  December 31, 1996
                                      (Audited)


          This report is submitted for the general information of owners of Investors Life Insurance Company of North America Separate Account I variable annuity contracts. This report is not authorized for distribution to prospective purchasers of such contracts unless it is accompanied by a current prospectus.


          Investors Life Insurance
          Company of North America
          Administrative Offices:  Austin, TX


                          Report of Independent Accountants


          To the Contract Owners of Investors Life Insurance Company of North America Separate Account I and the Board of Directors of Investors Life Insurance Company of North America

          In our opinion, the accompanying combined balance sheet and the related individual statements of operations and of changes in total assets present fairly, in all material respects, the combined financial position of the subdivisions comprising the Investors Life Insurance Company of North America Separate
          Account I (the Separate Account) at December 31, 1996, the results of each of their operations for the year then ended and the changes in each of their total assets for the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

          Price Waterhouse LLP
          Dallas, Texas
          February 19, 1997

INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
 SEPARATE ACCOUNT I
COMBINED BALANCE SHEET
December 31, 1996

   ASSETS

Investments at Market Value (Notes 1 and 2):
   Portfolios of Putnam Capital  Manager Trust:

Money Market Division

  1,750,778 qualified shares              (cost $1,750,778)      $  1,750,778
  2,643,807 non-qualified shares          (cost $2,643,807)         2,643,807

Income Division

    315,446 qualified shares               (cost $4,073,850)        4,167,043
    568,203 non-qualified shares           (cost $7,318,387)        7,505,962

Growth and Income II Division (formerly the Equity Division)

    763,644 qualified shares                (cost $15,198,687)     18,755,085
     64,567 shares owned by Investors Life  (cost $ 1,285,077)      1,585,777
    369,096 non-qualified shares            (cost $ 7,383,396)      9,065,002
     64,623 shares owned by Investors Life  (cost $ 1,292,709)      1,587,128

Voyager Division (formerly known as the Aggressive Equity Division)

     19,290 qualified shares                (cost $   478,157)        627,489
     38,329 shares owned by Investors Life  (cost $   950,110)      1,246,837
     10,239 non-qualified shares            (cost $   246,639)        333,078
     38,263 shares owned by Investors Life  (cost $   921,680)      1,244,696

Total Assets                                                     $ 50,512,682
                                                                   ========
CONTRACT OWNERS' EQUITY

Contract Owners' Equity (Notes 3 and 7):

Money Market Division

   847,412 qualified accumulation units
           outstanding                      ($2.0660297 per unit) $ 1,750,778
 1,288,780 non-qualified accumulation
           units outstanding                ($2.0514024 per unit)   2,643,807

Income Division

 1,313,122 qualified accumulation units
           outstanding                      ($3.1733858 per unit)   4,167,043
 2,394,183 non-qualified accumulation
           units outstanding                ($3.1350827 per unit)   7,505,962

Growth and Income II Division (formerly the Equity Division)

 3,021,542 qualified accumulation units
           outstanding                      ($6.2071238 per unit)  18,755,085
   255,477 Investors Life equity            ($6.2071238 per unit)   1,585,777
 1,704,528 non-qualified accumulation
           units outstanding                ($5.3181887 per unit)   9,065,002
   298,434 Investors Life equity            ($5.3181887 per unit)   1,587,128

Voyager Division (formerly known as the Aggressive Equity Division)

   251,632 qualified accumulation units
           outstanding                      ($2.4936765 per unit)     627,489
   500,000 Investors Life equity            ($2.4936765 per unit)   1,246,837
   133,799 non-qualified accumulation
           units outstanding                ($2.4893923 per unit)     333,078
   500,000 Investors Life equity            ($2.4893923 per unit)   1,244,696
                                                                     ________

Contract Owners' Equity                                           $50,512,682
                                                                     ========

 The accompanying notes are an integral part of these financial statements INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
 SEPARATE ACCOUNT I

INDIVIDUAL STATEMENTS OF OPERATIONS
Year Ended December 31, 1996


                                                    Money       Money
                                                    Market      Market
                                                    Qualified   Non-Qualified
Investment Income:
  Dividends                                       $     95,781  $     134,754

Expenses:
  Mortality risk and expense fees guarantees
       (Notes 1 and 3)                                  23,138         32,542
                                                     _________      _________
    Investment income-net                               72,643        102,212
                                                     _________      _________

Net Realized and Unrealized Gain (Loss) on Investments:
  Net realized capital gain distributions                    0              0
                                                     _________      _________
  Net realized gain (loss) on investments:
    Proceeds from sale of shares                       671,713        477,960
    Cost of shares sold                                671,713        477,960
                                                     _________      _________
    Net realized gain on investments                         0              0
                                                     _________      _________
  Net unrealized gain (loss) on investments                  0              0
                                                     _________      _________
    Net realized and unrealized gain (loss)
     on investments                                          0              0
                                                     _________      _________
Net Increase in Net Assets
from Investment Operations                        $     72,643     $  102,212
                                                     =========      =========

                                                    Income       Income
                                                    Qualified   Non-Qualified
Investment Income:
  Dividends                                       $    284,913  $     485,044

Expenses:
  Mortality risk and expense fees guarantees
    (Notes 1 and 3)                                     55,011         94,181
                                                     _________      _________
    Investment income-net                              229,902        390,863
                                                     _________      _________

Net Realized and Unrealized Gain (Loss) on Investments:
  Net realized capital gain distributions                    0              0
                                                     _________      _________
  Net realized gain (loss) on investments:
    Proceeds from sale of shares                       902,248      1,016,364
    Cost of shares sold                                837,645        952,796
                                                     _________      _________
    Net realized gain on investments                    64,603         63,568
                                                     _________      _________
  Net unrealized gain (loss) on investments           (250,811)      (378,320)
                                                     _________      _________
    Net realized and unrealized gain (loss) on
     investments                                      (186,208)      (314,752)
                                                     _________      _________
Net Increase in Net Assets
from Investment Operations                        $     43,694    $    76,111
                                                     =========      =========

                                                  Growth and   Growth and
                                                  Income II    Income II
                                                  Qualified*   Non-Qualified*
                                                  (formerly    (formerly
                                                  Equity       Equity
                                                  Division)    Division)
Investment Income:
  Dividends                                       $    836,513 $      404,385

Expenses:
  Mortality risk and expense fees guarantees
    (Notes 1 and 3)                                    235,401        117,828
                                                     _________      _________
    Investment income-net                              601,112        286,557
                                                     _________      _________

Net Realized and Unrealized Gain (Loss) on Investments:
  Net realized capital gain distributions              379,168        183,293
                                                     _________      _________
  Net realized gain (loss) on investments:
    Proceeds from sale of shares                     3,066,579        961,162
    Cost of shares sold                              2,370,623        746,297
                                                     _________      _________
    Net realized gain on investments                   695,956        214,865
                                                     _________      _________
  Net unrealized gain (loss) on investments          1,997,565      1,148,474
                                                     _________      _________
    Net realized and unrealized gain (loss) on
      investments                                    3,072,689      1,546,632
                                                     _________      _________
Net Increase in Net Assets
from Investment Operations                        $  3,673,801    $ 1,833,189
                                                     =========      =========

                                                   Voyager     Voyager
                                                   Qualified*  Non-Qualified*
Investment Income:
  Dividends                                       $     34,167 $       28,945

Expenses:
  Mortality risk and expense fees guarantees
       (Notes 1 and 3)                                  22,322         18,587
                                                     _________      _________
    Investment income-net                               11,845         10,358
                                                     _________      _________

Net Realized and Unrealized Gain (Loss) on Investments:
  Net realized capital gain distributions               66,446         56,289
                                                     _________      _________
  Net realized gain (loss) on investments:
    Proceeds from sale of shares                       148,690         48,247
    Cost of shares sold                                108,949         34,705
                                                     _________      _________
    Net realized gain on investments                    39,741         13,542
                                                     _________      _________
  Net unrealized gain (loss) on investments             81,373         87,666
                                                     _________      _________
    Net realized and unrealized gain (loss) on
      investments                                      187,560        157,497
                                                     _________      _________
Net Increase in Net Assets
from Investment Operations                        $    199,405     $  167,855
                                                     =========      =========

The accompanying notes are an integral part of these financial statements.

* Includes shares owned by Investors Life



 INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
 SEPARATE ACCOUNT I
 INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
 Year Ended December 31, 1996

                                                   Money        Money
                                                   Market       Market
                                                   Qualified    Non-Qualified

Investment Operations:
 Investment income-net                            $   72,643    $    102,212
 Realized capital gain distributions                       0               0
 Net realized gain on investments                          0               0
 Net unrealized gain (loss) on investments                 0               0
                                                   _________        _________
 Net increase in net assets from
 investment operations                                72,643         102,212
                                                   ---------        ---------
Accumulation Unit Transactions:
 Net contract considerations and transfers in
   (Note 3)                                          193,701         369,107
 Net contract surrenders and transfers out (Note 3) (689,435)       (418,286)
 Benefit payments to annuitants                       (6,946)        (45,762)
                                                   _________        _________
 Net decrease from accumulation unit transactions   (502,680)        (94,941)
                                                   _________        _________
Net Increase (Decrease) in Net Assets               (430,037)          7,271

Net Assets:
 Net assets at December 31, 1995                   2,180,815       2,636,535
                                                   _________        _________
 Net assets at December 31, 1996                 $ 1,750,778     $ 2,643,806
                                                   =========        =========

                                                   Income       Income
                                                   Qualified    Non-Qualified

Investment Operations:
 Investment income-net                           $   229,902      $   390,863
 Realized capital gain distributions                       0                0
 Net realized gain on investments                     64,603           63,568
 Net unrealized gain (loss) on investments          (250,811)        (378,320)
                                                   _________        _________
 Net increase (decrease) in net assets from           43,694           76,111
 investment operations                             _________        _________

Accumulation Unit Transactions:
 Net contract considerations and transfers in
    (Note 3)                                          31,739           45,238
 Net contract surrenders and transfers out (Note 3) (847,678)        (814,955)
 Benefit payments to annuitants                      (17,397)         (98,073)
                                                   _________        _________
 Net decrease from accumulation unit transactions   (833,336)        (867,790)
                                                    _________        _________
Net Increase (Decrease) in Net Assets               (789,642)        (791,679)

Net Assets:
 Net assets at December 31, 1995                   4,956,685        8,297,641
                                                   _________        _________
 Net assets at December 31, 1996                 $ 4,167,043      $ 7,505,962
                                                   =========        =========

                                                  Growth and   Growth and
                                                  Income II    Income II
                                                  Qualified*   Non-Qualified*
                                                  (formerly   (formerly
                                                   Equity      Equity
                                                   Division)   Division

Investment Operations:
 Investment income-net                            $   601,112    $    286,557
 Realized capital gain distributions                  379,168         183,293
 Net realized gain on investments                     695,956         214,865
 Net unrealized gain (loss) on investments          1,997,565       1,148,474
                                                    _________       _________
 Net increase in net assets from                    3,673,801       1,833,189
 investment operations                              _________       _________

Accumulation Unit Transactions:
 Net contract considerations and transfers in
     (Note 3)                                         505,790         312,619
 Net contract surrenders and transfers out (Note 3)(2,843,516)       (662,722)
 Benefit payments to annuitants                       (58,423)       (122,302)
                                                     _________       _________
 Net decrease from accumulation unit transactions   2,396,149        (472,405)
                                                     _________       _________
Net Increase (Decrease) in Net Assets               1,277,652       1,360,784
Net Assets:
 Net assets at December 31, 1995                   19,063,210       9,291,346
                                                   _________        _________
 Net assets at December 31, 1996                 $ 20,340,862    $ 10,652,130
                                                   =========        =========


                                                   Voyager      Voyager
                                                   Qualified*   Non-Qualified*

Investment Operations:
 Investment income-net                            $   11,845     $     10,358
 Realized capital gain distributions                  66,446           56,289
 Net realized gain on investments                     39,741           13,542
 Net unrealized gain (loss) on investments            81,373           87,666
                                                   _________        _________
 Net increase in net assets from                     199,405          167,855
 investment operations                             _________        _________

Accumulation Unit Transactions:
 Net contract considerations and transfers in
     (Note 3)                                         41,561              540
 Net contract surrenders and transfers out (Note 3) (112,563)         (30,200)
 Benefit payments to annuitants                            0                0
                                                   _________        _________
 Net decrease from accumulation unit transactions    (71,002)         (29,660)
                                                   _________         _________
Net Increase (Decrease) in Net Assets                128,403          138,195

Net Assets:
 Net assets at December 31, 1995                   1,745,924        1,439,579
                                                   _________        _________
 Net assets at December 31, 1996                  $1,874,327       $1,577,774
                                                   =========        =========

 Year Ended December 31, 1995

                                                   Money        Money
                                                   Market       Market
                                                   Qualified    Non-Qualified

Investment Operations:
 Investment income-net                            $  109,230    $     119,671
 Realized capital gain distributions                       0                0
 Net realized gain (loss) on investments                   0                0
 Net unrealized gain on investments                        0                0
                                                   _________        _________
 Net increase in net assets from                     109,230          119,671
 investment operations                             _________        _________

Accumulation Unit Transactions:
 Net contract considerations and transfers in
     (Note 3)                                        194,606           44,620
 Net contract surrenders and transfers out (Note 3) (951,236)        (629,306)
 Benefit payments to annuitants                      (11,036)         (43,271)
                                                   _________        _________
 Net increase (decrease)
        from accumulation unit transactions         (767,666)        (627,957)
                                                   _________         _________
Net increase (decrease) in Net Assets               (658,436)        (508,286)

Net Assets:
 Net assets at December 31, 1994                   2,839,250        3,144,821
                                                   _________         _________

Net assets at December 31, 1995                  $ 2,180,815      $ 2,636,535
                                                   =========        =========


                                                   Income       Income
                                                   Qualified    Non-Qualified

Investment Operations:
 Investment income-net                            $    43,067  $       61,442
 Realized capital gain distributions                        0               0
 Net realized gain (loss) on investments               36,986           6,755
 Net unrealized gain on investments                   773,455       1,283,698
                                                    _________       _________
 Net increase in net assets from
 investment operations                                853,508       1,351,895
                                                    _________       _________
Accumulation Unit Transactions:
 Net contract considerations and transfers in
     (Note 3)                                          85,031          13,876
 Net contract surrenders and transfers out (Note 3)(1,289,036)       (906,494)
 Benefit payments to annuitants                        (6,214)        (97,764)
                                                   _________         _________
 Net increase (decrease) from accumulation
       unit transactions                           (1,210,219)       (990,382)
                                                    _________        _________
Net increase (decrease) in Net Assets                (356,711)        361,513

Net Assets:
 Net assets at December 31, 1994                    5,313,396       7,936,128
                                                    _________       _________
 Net assets at December 31, 1995                  $ 4,956,685     $ 8,297,641
                                                    =========       =========

                                                 Growth and    Growth and
                                                 Income II     Income II
                                                 Qualified*    Non-Qualified*
                                                 (formerly     (formerly
                                                 Equity        Equity
                                                 Division) (1) Division) (1)

Investment Operations:
 Investment income-net                         $      (56,510)  $     (31,704)
 Realized capital gain distributions                        0               0
 Net realized gain (loss) on investments             (301,051)       (162,853)
 Net unrealized gain on investments                 5,614,225       2,596,107
                                                    _________       _________
 Net increase (decrease) in net assets from         5,256,664       2,401,550
 investment operations                              _________       _________

Accumulation Unit Transactions:
 Net contract considerations and transfers in
     (Note 3)                                       3,629,931       2,506,850
 Net contract surrenders and transfers out (Note 3)(3,868,301)     (1,281,644)
 Benefit payments to annuitants                       (49,704)        (32,262)
                                                    _________       _________
 Net increase (decrease) from accumulation
       unit transactions                            (288,074)       1,192,945
                                                    _________       _________
Net increase (decrease) in Net Assets               4,968,589       3,594,495

Net Assets:
 Net assets at December 31, 1994                   14,094,620       5,696,852
                                                   _________        _________
 Net assets at December 31, 1995                 $ 19,063,210     $ 9,291,346
                                                    =========       =========

                                                   Voyager     Voyager
                                                   Qualified*  Non-Qualified *

Investment Operations:
 Investment income-net                            $   (9,495)  $       (7,566)
 Realized capital gain distributions                       0                0
 Net realized gain (loss) on investments              13,825            7,520
 Net unrealized gain on investments                  485,685          393,641
                                                   _________        _________
 Net increase in net assets from                     490,015          393,595
 investment operations                             _________        _________

Accumulation Unit Transactions:
 Net contract considerations and transfers in
     (Note 3)                                         66,421           54,096
 Net contract surrenders and transfers out (Note 3) (109,354)         (62,157)
 Benefit payments to annuitants                            0                0
                                                   _________        _________
 Net increase (decrease) from accumulation
     unit transactions                               (42,933)          (8,061)
                                                   _________        _________
Net increase (decrease) in Net Assets                447,082          385,534

Net Assets:
 Net assets at December 31, 1994                   1,298,842        1,054,045
                                                   _________        _________
 Net assets at December 31, 1995                 $ 1,745,924      $ 1,439,579
                                                   =========        =========



                                                  Growth and   Growth and
                                                  Income       Income
                                                  Qualified*   Non-Qualified *

Investment Operations:
 Investment income-net                           $     16,096 $        11,935
 Realized capital gain distributions                        0               0
 Net realized gain (loss) on investments              (15,532)         (3,466)
 Net unrealized gain on investments                         0               0
                                                    _________       _________
 Net increase in net assets from                          564           8,469
 investment operations                              _________       _________

Accumulation Unit Transactions:
 Net contract considerations and transfers in
     (Note 3)                                          30,302          43,844
 Net contract surrenders and transfers out (Note 3)(3,115,506)     (2,255,410)
 Benefit payments to annuitants                        (3,932)        (19,434)
                                                     _________      _________
 Net increase (decrease) from accumulation
      unit transactions                            (3,089,136)     (2,231,000)
                                                    _________       _________
Net increase (decrease) in Net Assets              (3,088,572)     (2,222,531)

Net Assets:
 Net assets at December 31, 1994                    3,088,572       2,222,531
                                                    _________       _________
 Net assets at December 31, 1995                  $         0     $         0
                                                    =========       =========

The accompanying notes are an integral part of these financial statements.

* Includes shares owned by Investors Life
(1) Includes activity due to the merger of the Growth and Income Division with Equity Division as of April 18, 1995.

                  INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA

                                  SEPARATE ACCOUNT I

                            NOTES TO FINANCIAL STATEMENTS
                                  December 31, 1996

          Note 1. Organization

          Investors Life Insurance Company of North America ("Investors Life") established Investors Life Insurance Company of North America - Separate Account I (the "Separate Account") as a unit investment trust registered under the Investment Company Act of 1940, as amended. Operations of the Separate Account commenced on September 15, 1982. The Separate Account currently has four Divisions each corresponding to a portfolio of PCM Trust. Prior to the substitution of shares of PCM Trust for shares of CIGNA Annuity Funds Group as the underlying funding vehicle for the Separate Account, the Separate Account contained five divisions. In connection with the substitution, the Equity Division was merged with the Growth and Income Division; thereafter, the Equity Division was renamed the Growth and Income Division II. See Note 6 for a description of the substitution. Each Division contains two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

          Net purchase payments to the Separate Account may be allocated to one or more of the following classes of shares of the PCM Trust:
          PCM Money Market Fund, PCM Income Fund, PCM Growth and Income Fund or PCM Voyager Fund. The contract owners' equity of each subdivision of the Separate Account is affected by the investment results of the appropriate portfolio(s) of shares of PCM Trust designated for the subdivision and the mortality risk and expense fees guarantees assessed on the Separate Account assets (See Note
          3), and the administrative charge deductions.

          Note 2. Significant Accounting Policies

          Following is a summary of the significant accounting policies of the Separate Account:

          (a) the market value of the investments is based on closing bid prices (net asset value) at December 31, 1996; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of investments sold is determined on the specific identification method. See Notes 4 and 5 with respect to income taxes.

          Note 3. Contract Owner Transactions

          Net contract considerations represent gross contributions under variable annuity contracts less deductions by Investors Life for any applicable premium taxes. Net contract considerations for the year ended December 31, 1996, were $509,041 after deductions for premium taxes of $4. Contract owners have limited rights to transfer their contract values between Separate Account Divisions. For the year ended December 31, 1996, the total of all transfers was $991,249. Contract surrender benefits amounted to $5,428,105. Annuity benefits amounted to $348,903. Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charge of 1.2% is made against the average net value of the Separate Account.

          Note 4. Income Taxes

          Investors Life is taxed as a life insurance company under the Internal Revenue Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to the operations of the Separate Account when such operations are used to determine the contract values of the Separate Account. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Internal Revenue Code so warrant.

          Note 5. Diversification Requirements

          Under the provisions of Section 817(h) of the Internal Revenue Code, (the "Code"), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

          The Internal Revenue Service has issued regulations under section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations.

          Note 6.   Substitution of Fund Shares

          Prior to November 29, 1993, CIGNA Investments, Inc. ("CII") served as the investment adviser to each of the portfolios of the CIGNA Fund, pursuant to an investment advisory agreement between CII and the CIGNA Funds. In connection with its decision to withdraw from the active management of equity-based portfolios, CII indicated to the Board of Trustees of the CIGNA Funds and Investors Life that CII would be unwilling to continue to serve as investment adviser with respect to any of the portfolios of the CIGNA Fund on a long-term basis.

          CII indicated that an orderly withdrawal of CII's investment advisory services involved the selection of an investment adviser to provide equity advisory services during a transition period, as well as the capability to serve as the substitute underlying investment vehicle for the variable annuity contracts (the "Contracts") issued by Investors Life. Putnam Investment Management, Inc. ("Putnam Management"), the investment adviser to Putnam Capital Manager Trust ("PCM") indicated its willingness to service as investment adviser to the CIGNA Annuity Equity Fund, the CIGNA Annuity Growth and Income Fund and the CIGNA Annuity Aggressive Equity Fund (the "CIGNA Equity Funds") during the transition period. PCM has also indicated to Investors Life that its willingness to serve as the substitute underlying investment vehicle for the Contracts (the "Substitution").

          On the basis of the foregoing, the Trustees of the CIGNA Funds terminated the appointment of CII as the investment adviser to the CIGNA Equity Funds, effective November 29, 1993, and appointed Putnam Management as the new investment adviser of the CIGNA Equity Funds. CII continued to serve as the investment adviser of the CIGNA Annuity Money Market Fund and the CIGNA Annuity Income Fund and to provide certain administrative services to the CIGNA Funds until the completion of the Substitution.

          Investors Life filed an application with the U.S. Securities and Exchange Commission, requesting the issuance of an order approving the plan of Substitution. Such order was issued on December 21, 1994. The effectiveness of the Substitution was subject to prior approval by the vote of a majority of the votes to be cast by persons having their contract values determined by each affected portfolio of the CIGNA Funds, which approval was obtained.

          As of April 18, 1995, shares of the PCM Trust were substituted for shares of the applicable CIGNA Fund as the underlying investment vehicle. The substitution of PCM Funds as the underlying investment vehicle for the variable annuity contracts was effected by Investors Life's exchange of shares of each of the portfolios of the CIGNA Funds for shares of the corresponding portfolio of PCM Funds.


Note 7.  Accumulation Unit Transactions

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during 1996, and units outstanding at December 31, 1996 were as follows:

                                                    Money        Money
                                                    Market       Market
                                                    Qualified    Non-Qualified

Units outstanding at December 31, 1995               1,096,192   1,334,785

Units purchased and transfers in                        93,940     124,034

Benefits, surrenders and transfers out                (342,720)   (170,039)
                                                      _________  _________
Units outstanding at December 31, 1996                 847,412   1,288,780
                                                      =========  =========

                                                    Income      Income
                                                    Qualified   Non-Qualified

Units outstanding at December 31, 199               1,580,611   2,678,698

Units purchased and transfers in                       11,076      10,322

Benefits, surrenders and transfers out               (278,565)   (294,837)
                                                    _________    _________
Units outstanding at December 31, 1996              1,313,122   2,394,183
                                                    =========   =========

                                                 Growth and     Growth and
                                                 Income II      Income II
                                                 Qualified*     Non-Qualified*
                                                 (formerly      (formerly
                                                 Equity         Equity
                                                 Division)      Division)

Units outstanding at December 31, 1995            3,699,687      2,104,990

Units purchased and transfers in                    122,251         56,438

Benefits, surrenders and transfers out             (544,919)      (158,466)
                                                  _________      _________
Units outstanding at December 31, 1996            3,277,019      2,002,962
                                                  =========      =========

                                                   Voyager      Voyager
                                                   Qualified*   Non-Qualified*

Units outstanding at December 31, 1995              781,624        645,524

Units purchased and transfers in                     27,062            213

Benefits, surrenders and transfers out              (57,054)       (11,938)
                                                  _________      _________
Units outstanding at December 31, 1996              751,632        633,799
                                                  =========      =========

* Includes shares owned by Investors Life.


The accumulation units for six of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At December 31, 1996, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:

                                                  Accumulation     Aggregate
                                                      Units          Value

Money Market, Qualified                               25,442       $ 52,564
Money Market, Non-Qualified                          184,304       $378,082
Growth and Income II, Qualified                       95,179       $590,788
Growth and Income II, Non-Qualified                  126,800       $674,346
Income Fund, Qualified                                56,463       $179,179
Income Fund, Non-Qualified                           223,649       $701,158


                                                     Monthly        Annuity
                                                  Annuity Units   Unit Value

Money Market, Qualified                                  531      $0.8481980
Money Market, Non-Qualified                            3,958      $0.8486709
Growth and Income II, Qualified                        3,657      $1.5733164
Growth and Income II, Non-Qualified                    5,706      $1.6859335
Income Fund, Qualified                                 1,091      $1.3932109
Income Fund, Non-Qualified                             5,231      $1.3900698

Note 8. Subsequent Events

Effective January 1, 1997 PCM Trust changed its name to Putnam Variable Trust ("Putnam VT"). Accordingly, the names of the underlying funds have changed as follows: PCM Money Market Fund has become Putnam VT Money Market, PCM U.S. Government and High Quality Bond Fund has become Putnam VT Government and
High Quality Bond Fund, PCM Growth and Income Fund has become Putnam VT
Growth and Income Fund and PCM Voyager Fund has become Putnam VT Yoyager
Fund.